Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.94%	2.49%
Interest crediting rate (for cash balance plans)	4.00%	4.15%
Rate of compensation increase	4.00%	4.00%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.92%	2.58%
Health care cost trend rate
Before age 65	5.875%	6.00%
Age 65 and after	5.875%	6.00%
Assumed ultimate medical inflation rate	4.75%	4.75%
Year in which ultimate rate is reached	2031	2031